FINANCIAL RISK MANAGEMENT - Maximum Exposure Credit Risk (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 6,481	$ 6,399
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	4,440	5,280
Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	554	623
Derivative assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	59	53
Notes Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	160	123
Norte Abierto JV Partner Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	172	173
Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 1,096	$ 147